United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-21822
(Investment Company Act File Number)

Federated Hermes Managed Pool Series
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2025-10-31

Date of Reporting Period: 2025-10-31

Item 1.	Reports to Stockholders

Federated Hermes International Dividend
Strategy Portfolio
FIDPX
Annual Shareholder Report | October 31, 2025
A Portfolio of Federated Hermes Managed Pool Series
This annual shareholder report contains important information about the Federated Hermes International Dividend Strategy Portfolio (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
This report describes planned changes made to the Fund since the beginning of the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Federated Hermes International Dividend Strategy Portfolio	$0	0.00%
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI World ex USA Index (the “Index’) which is representative of the broader stock market outside of the U.S., to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide income and long-term capital appreciation by owning primarily high-yielding, mature companies, with defensive cash flow profiles and dividend growth potential.
Top Contributors to Performance
  The Fund provided a dividend yield notably higher than that of the Index that contributed positively to the Fund’s relative performance.
  Stock selection in the Utilities sector contributed positively to Fund relative performance. Outperformers in this sector included Italgas, Iberdrola and Enel.
  The Fund’s stock selection in the Consumer Staples sector was also a positive relative contributor to performance. Top-performing Fund holdings in this sector included Kimberly-Clark de Mexico, Reckitt Benckiser Group and Koninklijke Ahold Delhaize.
  Stock selection and a relative underweight allocation to the Health Care sector also aided performance, led by the outperformance of GlaxoSmithKline and Novartis during the reporting period.
Top Detractors from Performance
  The Fund’s largest relative performance detractor was stock selection in the Communication Services sector. The Fund’s position in Finnish telecom provider Elisa detracted the most from performance over the reporting period. The Fund’s position in Canadian telecom provider TELUS also underperformed during the reporting period.
  An underweight in the Financials sector detracted from the Fund’s relative performance. Stock selection also contributed to underperformance in Financials, as several of the Index’s top-performing holdings did not meet the Fund’s income requirements and were not held by the Fund.
  The Fund’s underweight allocation to the Industrials sector was also a relative detractor to performance. While the Index’s performance was boosted by strong returns from Rolls-Royce, Rheinmetall and Siemens Energy, these holdings did not offer a dividend yield high enough to warrant investment by the Fund.
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: October 31, 2015 through October 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Federated Hermes International Dividend Strategy Portfolio	22.59%	11.37%	7.01%
MSCI World ex USA Index	23.59%	12.74%	7.74%
MSCI World ex USA High Dividend Yield Index	20.51%	14.70%	7.60%
Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Key Fund Statistics
Net Assets	$115,719,775
Number of Investments	26
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$0
Fund Holdings
Top Countries
(% of Net Assets)
Top Sectors
(% of Net Assets)
Material Fund Changes
Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective January 31, 2026, Darren Catanzaro, CFA, will be added to the Fund’s portfolio management team and Daniel Peris, CFA, will no longer serve as a Portfolio Manager to the Fund.
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 31421P605
Q452493-A (12/25)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2025 Federated Hermes, Inc.
Federated Hermes International Dividend Strategy Portfolio

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3.	Audit Committee Financial Expert

The registrant’s Board has determined that each of the following members of the Board’s Audit Committee is an “audit committee financial expert,” and is “independent,” for purposes of this Item 3: John G. Carson, Thomas M. O’Neill and John S. Walsh.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 – $172,198

Fiscal year ended 2024 – $165,576

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 - $0

Fiscal year ended 2024 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $1,900 respectively. Fiscal year ended 2024- Travel expenses for attendance at Board meeting.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 - $0

Fiscal year ended 2024 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 - $0

Fiscal year ended 2024 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $35,616 respectively. Fiscal year ended 2024- Service fees for analysis of potential Passive Foreign Investment Company holdings.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. The Audit Committee is required to pre-concur with independence conclusions made by the independent auditor regarding non-audit services to be provided by the independent auditor to the Funds, the Funds Board of Directors, or any entity that is controlled directly or indirectly by the Funds. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval(and pre-concurrence for non-audit services) by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval/pre-concurrence authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval/pre-concurrence decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval/pre-concurrence authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved/pre-concurred certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved/pre-concurred by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval/pre-concurrence requirement is waived if:

(1)                                       With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)                                       With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)                                       Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)                                       Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval/pre-concurrence to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval/concurrence by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2025 – 0%

Fiscal year ended 2024 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2025 – 0%

Fiscal year ended 2024 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2025 – 0%

Fiscal year ended 2024 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)                NA

(g)               Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2025 - $165,376

Fiscal year ended 2024 - $270,454

(h)       The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable

(j) Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Annual Financial Statements
and Additional Information
October 31, 2025

Ticker FIDPX

Federated Hermes International Dividend Strategy Portfolio

A Portfolio of Federated Hermes Managed Pool Series

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
October 31, 2025
Shares		Value in U.S. Dollars
	COMMON STOCKS—98.9%
	Canada—4.3%
20,735	TC Energy Corp.	$ 1,040,483
265,242	TELUS Corp.	3,888,448
	TOTAL	4,928,931
	Finland—13.1%
107,145	Elisa OYJ	4,716,548
287,800	Nordea Bank Abp	4,915,192
205,625	UPM - Kymmene Oyj	5,512,411
	TOTAL	15,144,151
	France—9.5%
184,250	Compagnie Generale des Etablissements Michelin SCA, Class B	5,882,822
37,400	Sanofi	3,783,780
21,575	TotalEnergies SE	1,343,529
	TOTAL	11,010,131
	Germany—16.8%
18,950	Allianz SE	7,609,562
172,675	Deutsche Telekom AG, Class REG	5,352,670
10,425	Muenchener Rueckversicherungs-Gesellschaft Aktiengesellschaft in Muenchen	6,445,039
	TOTAL	19,407,271
	Italy—18.3%
631,050	Enel SpA	6,380,151
561,102	Italgas SpA	5,879,651
747,400	Snam Rete Gas SPA	4,607,300
415,897	Terna Rete Elettrica Nazionale	4,261,483
	TOTAL	21,128,585
	Mexico—8.8%
3,260,525	Kimberly-Clark de Mexico	6,319,752
1,169,050	Wal-Mart de Mexico SAB de C.V.	3,869,880
	TOTAL	10,189,632
	Netherlands—7.7%
68,400	Koninklijke Ahold NV	2,799,688
1,313,075	Koninklijke KPN NV	6,077,320
	TOTAL	8,877,008
	Spain—4.0%
231,376	Iberdrola, S.A.	4,684,458
	Switzerland—2.4%
3,975	Zurich Insurance Group AG	2,762,255
	United Kingdom—12.0%
52,300	Diageo PLC	1,203,727
54,500	Reckitt Benckiser Group PLC	4,161,194
621,275	Segro PLC	5,700,685
47,750	Unilever PLC	2,865,102
	TOTAL	13,930,708
	United States—2.0%
100,400	GSK PLC	2,352,444
	TOTAL INVESTMENT IN SECURITIES—98.9% (IDENTIFIED COST $99,612,823)[1]	114,415,574
	OTHER ASSETS AND LIABILITIES - NET—1.1%[2]	1,304,201
	NET ASSETS—100%	$115,719,775
Annual Financial Statements and Additional Information

1	The cost of investments for federal tax purposes amounts to $99,661,213.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at October 31, 2025.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of October 31, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$15,118,563	$96,944,567	$—	$112,063,130
Domestic	—	2,352,444	—	2,352,444
TOTAL SECURITIES	$15,118,563	$99,297,011	$—	$114,415,574
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.21	$8.40	$7.71	$9.01	$7.92
Income From Investment Operations:
Net investment income[1]	0.47	0.47	0.42	0.36	0.42
Net realized and unrealized gain (loss)	1.57	0.82	0.68	(1.30)	1.09
Total from Investment Operations	2.04	1.29	1.10	(0.94)	1.51
Less Distributions:
Distributions from net investment income	(0.48)	(0.48)	(0.41)	(0.36)	(0.42)
Net Asset Value, End of Period	$10.77	$9.21	$8.40	$7.71	$9.01
Total Return[2]	22.59%	15.46%	13.99%	(10.78)%	19.04%
Ratios to Average Net Assets:
Net expenses[3,4]	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income	4.71%	5.14%	4.69%	4.37%	4.53%
Expense waiver/reimbursement[5]	0.37%	0.38%	0.38%	0.49%	0.48%
Supplemental Data:
Net assets, end of period (000 omitted)	$115,720	$90,512	$92,610	$71,292	$67,935
Portfolio turnover[6]	37%	47%	44%	43%	33%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	The Adviser has contractually agreed to reimburse all operating expenses, excluding extraordinary expenses, incurred by the Fund.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
October 31, 2025

Assets:
Investment in securities, at value (identified cost $99,612,823)	$114,415,574
Cash	882,282
Income receivable	749,831
Receivable for shares sold	1,101
Total Assets	116,048,788
Liabilities:
Payable for investments purchased	$171,393
Payable for portfolio accounting fees	45,766
Payable for shares redeemed	45,303
Payable for auditing fees	34,212
Payable for legal fees	10,736
Payable for share registration costs	7,824
Payable to adviser (Note 5)	4,775
Payable for administrative fee (Note 5)	334
Accrued expenses (Note 5)	8,670
TOTAL LIABILITIES	329,013
Net assets for 10,748,460 shares outstanding	$115,719,775
Net Assets Consist of:
Paid-in capital	$100,519,299
Total distributable earnings (loss)	15,200,476
NET ASSETS	$115,719,775
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$115,719,775 ÷ 10,748,460 shares outstanding, no par value, unlimited shares authorized	$10.77
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Operations
Year Ended October 31, 2025

Investment Income:
Dividends (net of foreign taxes withheld of $389,262)	$4,718,595
Expenses:
Administrative fee (Note 5)	$77,984
Custodian fees	9,389
Transfer agent fees	10,599
Directors’/Trustees’ fees (Note 5)	2,061
Auditing fees	35,528
Legal fees	13,281
Portfolio accounting fees	136,500
Share registration costs	30,474
Printing and postage	32,598
Commitment fees	15,814
Miscellaneous (Note 5)	7,995
TOTAL EXPENSES	372,223
Reimbursement of other operating expenses (Notes 2 and 5)	(372,223)
Net expenses	—
Net investment income	4,718,595
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions	4,385,233
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency	10,700,504
Net realized and unrealized gain (loss) on investments and foreign currency transactions	15,085,737
Change in net assets resulting from operations	$19,804,332
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

Year Ended October 31	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,718,595	$4,923,951
Net realized gain (loss)	4,385,233	(1,335,516)
Net change in unrealized appreciation/depreciation	10,700,504	10,095,198
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	19,804,332	13,683,633
Distribution to Shareholders	(4,753,311)	(4,933,665)
Share Transactions:
Proceeds from sale of shares	35,695,515	20,830,103
Net asset value of shares issued to shareholders in payment of distributions declared	121	—
Cost of shares redeemed	(25,539,015)	(31,677,970)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	10,156,621	(10,847,867)
Change in net assets	25,207,642	(2,097,899)
Net Assets:
Beginning of period	90,512,133	92,610,032
End of period	$115,719,775	$90,512,133
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Notes to Financial Statements
October 31, 2025
1. ORGANIZATION
Federated Hermes Managed Pool Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Hermes International Dividend Strategy Portfolio (the “Fund”), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide income and long-term capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by Federated Equity Management Company of Pennsylvania (the “Adviser”)
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Annual Financial Statements and Additional Information

The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
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With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
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Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
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Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. The detail of the total fund expense reimbursement of $372,223 is disclosed in Note 5.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2025, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Annual Financial Statements and Additional Information

Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Year Ended 10/31/2025	Year Ended 10/31/2024
Shares sold	3,570,492	2,274,100
Shares issued to shareholders in payment of distributions declared	12	—
Shares redeemed	(2,649,127)	(3,466,007)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	921,377	(1,191,907)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2025 and 2024, was as follows:
	2025	2024
Ordinary income	$4,753,311	$4,933,665
As of October 31, 2025, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$117,008
Undistributed long-term capital gains	$307,924
Net unrealized appreciation	$14,754,361
Other temporary differences	$21,183
TOTAL	$15,200,476
At October 31, 2025, the cost of investments for federal tax purposes was $99,661,213. The net unrealized appreciation of investments for federal tax purposes was $14,754,361. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $18,282,737 and unrealized depreciation from investments for those securities having an excess of cost over value of $3,528,376. The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to the deferral of losses on wash sales.
The Fund used capital loss carryforwards of $4,095,337 to offset capital gains realized during the year ended October 31, 2025.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser provides investment adviser services at no fee, because all eligible investors are: (1) in separately managed or wrap-free programs, who often pay a single aggregate fee to the wrap program sponsor for all costs and expenses of the wrap-free programs; or (2) in certain other separately managed accounts and discretionary investment accounts. The Adviser has contractually agreed to reimburse all operating expenses, excluding extraordinary expenses, incurred by the Fund. Acquired fund fees and expenses, if any, are not direct obligations of the Fund and are not contractual reimbursements under the investment advisory contract. For the year ended October 31, 2025, the Adviser reimbursed $372,223 of other operating expenses.
Annual Financial Statements and Additional Information

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
FAS may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2025, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in the Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and the Statement of Operations, respectively.
6. CREDIT RISK
The Fund may place its cash on deposit with financial institutions in the United States, which are insured by the Federal Deposit Insurance Company (FDIC) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
7. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2025, were as follows:
Purchases	$47,152,465
Sales	$36,640,555
8. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
9. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 17, 2025. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of October 31, 2025, the Fund had no outstanding loans. During the year ended October 31, 2025, the Fund did not utilize the LOC.
10. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2025, there were no outstanding loans. During the year ended October 31, 2025, the program was not utilized.
11. OPERATING SEGMENTS
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its
Annual Financial Statements and Additional Information

performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
12. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
13. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended October 31, 2025, 100% of total ordinary income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV. If the Fund meets the requirements of Section 853 of the Code, the Fund will pass through to its shareholders credits for foreign taxes paid. For the fiscal year ended October 31, 2025, the Fund derived $5,109,540 of gross income from foreign sources and paid foreign taxes of $89,350.
Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
TO THE SHAREHOLDERS AND THE BOARD OF TRUSTEES OF FEDERATED HERMES INTERNATIONAL DIVIDEND STRATEGY PORTFOLIO:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes International Dividend Strategy Portfolio (the “Fund”) (one of the portfolios constituting Federated Hermes Managed Pool Series (the “Trust”)), including the portfolio of investments, as of October 31, 2025, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Managed Pool Series) at October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended , in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
December 23, 2025
Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2025
Federated Hermes International Dividend Strategy Portfolio (the “Fund”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Equity Management Company of Pennsylvania (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
The Board considered that the Fund is distinctive in that it is used to implement particular investment strategies that are offered to investors in certain separately managed or wrap fee accounts or programs, or certain other discretionary investment accounts, and may also be offered to other funds (each, a “Federated Hermes Fund” and, collectively the “Federated Hermes Funds”) advised by the Adviser or its affiliates (collectively, “Federated Hermes”).
In addition, the Board considered that the Adviser does not charge an investment advisory fee for its services, although Federated Hermes may receive compensation for managing assets invested in the Fund.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by Federated Hermes in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align
Annual Financial Statements and Additional Information

with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other Federated Hermes Funds.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s benchmark.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
Annual Financial Statements and Additional Information

The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings.
For the one-year, three-year and five-year periods ended December 31, 2024, the Fund underperformed its benchmark. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered that the Adviser does not charge an investment advisory fee to this Fund for its services and has agreed to reimburse the Fund’s expenses so that total operating expenses are zero. Because the Adviser does not charge the Fund an investment advisory fee and the Fund’s total operating expenses will remain at zero due to reimbursement of expenses, the Board noted that it did not consider fee comparisons to other registered funds or other types of clients of Federated Hermes to be relevant to its evaluation.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. The Board considered that the Adviser does not charge an investment advisory fee to the Fund and noted, therefore, that the Adviser does not profit from providing advisory services to the Fund under the Contract.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
Because of the distinctive nature of the Fund as primarily an internal product with an advisory fee of zero, the Board noted that it did not consider the assessment of whether economies of scale would be realized if the Fund were to grow to a sufficient size to be particularly relevant to its evaluation.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel.
The Board noted that, although an affiliate of the Adviser charges the Fund an administrative services fee and also the affiliate is entitled to reimbursement for certain out-of-pocket expenses incurred in providing administrative services to the Fund, Federated Hermes reimburses all such fees and expenses to the Fund.
The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the
Annual Financial Statements and Additional Information

Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes International Dividend Strategy Portfolio

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421P605
Q452493 (12/25)
© 2025 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes International Dividend Strategy Portfolio: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes International Dividend Strategy Portfolio: Not Applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes International Dividend Strategy Portfolio: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes International Dividend Strategy Portfolio: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes Managed Pool Series

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  December 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  December 23, 2025

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  December 23, 2025